Trade and other receivables (Tables)	3 Months Ended
Mar. 31, 2019
Trade and other receivables [Abstract]
Trade and other receivables
Trade and other receivables as of March 31, 2019 and December 31, 2018, consist of the following:

	Balance as of March 31,	Balance as of December 31,
	2019	2018
	($ in thousands)
Trade receivables	177,841	163,856
Tax receivables	35,062	54,959
Prepayments	19,342	5,521
Other accounts receivable	9,167	12,059
Total	241,412	236,395